SEGMENTED REPORTING (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At November 30, 2021	Assets	Liabilities

Canada	$9,437	$24,942
South Africa	41,557	531
	$50,994	$25,473
At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726
Comprehensive Loss (Income) for the period ended	November 30, 2021	November 30, 2020

Canada	$3,682	$3,090
South Africa	3,357	(3,676)
	$7,039	$(586)